COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund
(the “Fund”)
CRA Shares

Supplement dated February 10, 2015 to the Prospectus dated October 1, 2014

Effective immediately, non-bank holders of CRA Shares of the Fund may exchange their CRA Shares for Retail Shares of the Fund.  The CRA Shares being exchanged for Retail Shares must have a value of at least $2,500, although the Fund reserves the right to waive this minimum for any exchange.

1. The first paragraph under the section entitled “FUND SUMMARY – Purchase, Sale and Exchange of Fund Shares” on page 6 of the Prospectus is replaced with:

Non-bank holders of CRA Shares of the Fund may exchange their CRA Shares for Institutional and Retail Shares of the Fund.  The CRA Shares being exchanged for Institutional Shares or Retail Shares must have a value of at least $500,000 or $2,500, respectively, although the Fund reserves the right to waive this minimum for any exchange.  Non-bank investors who purchased their CRA Shares directly from the Fund should call the Fund’s transfer agent at 866-202-3573 for information on exchanging their CRA Shares.  Non-bank investors who purchased their CRA Shares through a Shareholder Servicing Agent should contact their Shareholder Servicing Agent for information on exchanging their CRA Shares.

2. The paragraph under the section entitled “PURCHASING SHARES – Exchanging Shares” on page 18 of the Prospectus is replaced with:

Non-bank holders of CRA Shares of the Fund may exchange their CRA Shares for Institutional and Retail Shares of the Fund.  The CRA Shares being exchanged for Institutional Shares or Retail Shares must have a value of at least $500,000 or $2,500, respectively, although the Fund reserves the right to waive this minimum for any exchange.  Non-bank investors who purchased their CRA Shares directly from the Fund should call the Fund’s transfer agent at 866-202-3573 for information on exchanging their CRA Shares.  Non-bank investors who purchased their CRA Shares through a Shareholder Servicing Agent should contact their Shareholder Servicing Agent for information on exchanging their CRA Shares.  An exchange of CRA Shares of the Fund for Institutional Shares or Retail Shares of the Fund is generally not a taxable event.

Please retain this Supplement with your Prospectus for future reference.

COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund
(the “Fund”)

Supplement dated February 10, 2015
to the
Prospectus
dated October 1, 2014

1. Effective February 10, 2015, the following paragraph is added to the section entitled “FUND SUMMARIES — Principal Investment Strategies” on page 3:

In seeking to achieve its investment objective, the Fund’s goals are to seek to provide: (1) 5% to 9% total return over a full market cycle; (2) SEC 30-day yield (standardized yield) equal to 3-month Treasury bills plus 3% to 4%; (3) volatility (standard deviation) between 2% and 4%; and (4) correlation ranging from 0.0 to 0.5 to the bond market (as represented by the Barclays Aggregate Bond Index) and 0.0 to 0.3 to the equity market (as represented by the S&P 500 Index).

2. Effective February 10, 2015, Andrew Shafter is no longer a portfolio manager of the Fund.  All references to Andrew Shafter in the Prospectus are hereby deleted.

Please keep this Prospectus Supplement with your records.

COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund
(the “Fund”)

Supplement dated February 10, 2015
to the
Statement of Additional Information
dated October 1, 2014

Effective February 10, 2015, Andrew Shafter is no longer a portfolio manager of the Fund.  All references to Andrew Shafter in the Statement of Additional Information are hereby deleted.

Please keep this Statement of Additional Information Supplement with your records.